UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06490

BNY Mellon Investment Funds V, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Developed Markets Real Estate Securities Fund

BNY Mellon Diversified International Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Developed Markets Real Estate Securities Fund

SEMI-ANNUAL REPORT April 30, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2023, through April 30, 2024, as provided by the fund’s portfolio managers, E. Todd Briddell and Dean Frankel of CenterSquare Investment Management LLC, sub-adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2024, BNY Mellon Developed Markets Real Estate Securities Fund (the “fund”) produced a total return of 13.64% for Class A shares, 13.20% for Class C shares, 13.68% for Class I shares and 13.83% for Class Y shares.1 In comparison, the FTSE EPRA/NAREIT Developed Index (Net) (the “Index”), the fund’s benchmark, achieved a total return of 12.38% for the same period.2

Real estate-related securities posted gains over the reporting period, driven by central bank dovishness. The fund outperformed the Index due largely to positive stock selections in Canada and Hong Kong.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in publicly traded equity securities of companies principally engaged in the real estate sector. The fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Although the fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging-markets countries and may invest in equity securities of companies of any market capitalization, including smaller companies.

REITs Helped by Central Bank Dovishness

Real estate-related stocks performed well early in the reporting period, supported by dovishness on the part of central banks, but a slight pullback occurred late in the period as interest-rate cuts were increasingly expected to be delayed.

In the U.S., inflation, as measured by the U.S. Federal Reserve’s (the “Fed”) preferred measure, the core personal consumption expenditure (“core PCE”) index, edged down over the period. But higher-than-expected consumer price index (“CPI”) and Producer Price Index (“PPI”) data in February fueled expectations that inflation was not yet beaten.

Taking the “stickiness” of inflation into consideration, the Fed decided in March to leave the federal funds target rate at 5.00%−5.25%. Data released in April showed that the overall PCE edged up in March year over year, further stoking concerns that the Fed’s effort to rein in inflation could take longer than expected.

Elsewhere, progress in fighting inflation continued. In Europe, the decline in the core inflation rate that began midway in 2023 carried over into 2024. The core rate in the European Union fell to 2.6% in March 2024, down from 8.3% a year earlier. Officials at the European Central Bank indicated that rate cuts could occur as soon as June 2024. Similarly, inflation in March fell to 2.7% in Japan, down from 3.2% a year earlier.

The U.S. economy remained strong, helped by robust consumer spending. After expanding by 4.9% in the third quarter, economic expansion continued at an above-trend rate of 3.4% in the fourth quarter. Growth in the first quarter of 2024 moderated, coming in at 1.6%. The yield curve remained inverted, with the two-year Treasury yield exceeding that on the 10-year Treasury, as it has since July 2022. This suggested that the much-anticipated recession was not off the table.

In other developed markets, economic growth was less strong, adding to the chances of monetary easing. In the European Union, the economy edged up somewhat in the first quarter of 2024, but in Japan, economists expected the economy to contract in the first three months of 2024.

Markets generally shrugged off geopolitical developments, especially those in the Middle East. Nevertheless, the possibility that the conflict between Israel and Hamas could widen, potentially disrupting oil shipments and leading to higher energy prices and inflation, influenced investor expectations regarding the timing of interest rate cuts.

Stocks broadly continued to rise in the first quarter of 2024, supported by strong economic data. But real estate-related stocks struggled as investors began to consider that a potential resurgence in inflation would mean that interest-rate cuts by the Fed would be postponed until the second half of 2024.

Security Selection Benefited Performance

The fund outperformed the Index, and the outperformance was broad-based, both top down and bottom up. But stock selection was a primary driver, especially in Canada and Hong Kong. The fund also benefited from holdings in Japan, Australia, Europe and the U.S. Prior to the start of the reporting period, we expected rate cuts in the U.S. and Europe, and we were overweight in those markets. We did not expect rate cuts in the Asia Pacific market, and we were underweight in rate-cut beneficiaries in that market. At year-end, we remained overweight in rate-cut beneficiaries only in Europe, as we felt less positive on U.S. interest-rate/inflation trajectory.

On a less positive note, stock selection detracted in Singapore, which was offset by an underweight to the country. An underweight to Europe also detracted, but stock selection outweighed this underperformance.

Positioned Defensively and for Interest-Rate Cuts

We see compelling value in REITs, both domestically and abroad. There are many undervalued opportunities that are well set up for the next few years. We are still concerned about an economic slowdown in the next year, and we remain defensively positioned, though REITs would likely trade higher if the yield on the 10-year U.S. bond falls due to a weakening U.S. economy. We are cautiously optimistic that the Fed and other central banks will start chipping away at high policy rates.

We have added the most exposure in Europe, where we believe interest-rate cuts will be bigger. While we remain concerned about China, we like Hong Kong, though the fund’s exposure to both markets is minimal.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

We remain overweight secular growth stories with favorable supply/demand and demographic characteristics, such as affordable housing, senior housing and data centers, along with non-discretionary retail. We remain underweight discretionary retail and hotels.

May 15, 2024

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through March 1, 2025, at which time it may be extended, terminated or modified. Past performance is no guarantee of future results.

2  Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE EPRA/NAREIT Developed Index (Net) is designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are enhanced in emerging-markets countries.

Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include declines in real estate values and defaults by mortgagors or other borrowers.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash-flow dependency and to defaults by borrowers or lessees.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Developed Markets Real Estate Securities Fund from November 1, 2023 to April 30, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2024

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.91	$10.87	$5.58	$5.58
Ending value (after expenses)	$1,136.40	$1,132.00	$1,136.80	$1,138.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2024

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.52	$10.27	$5.27	$5.27
Ending value (after expenses)	$1,018.40	$1,014.67	$1,019.64	$1,019.64
†

Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for Class I and 1.05% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Australia - 5.3%
Dexus	452,640		2,073,627
Goodman Group	234,670		4,745,396
Mirvac Group	2,353,220		3,114,722
National Storage REIT	564,400		784,872
Region RE Ltd.	1,023,850		1,439,132
Scentre Group	1,078,056		2,202,676
The GPT Group	204,810		555,727
			14,916,152
Belgium - 1.8%
Aedifica SA	24,430		1,563,067
Cofinimmo SA	15,668		1,039,068
Warehouses De Pauw, CVA	89,770		2,375,919
			4,978,054
Canada - 2.2%
Allied Properties Real Estate Investment Trust	29,740		365,742
Canadian Apartment Properties REIT	12,350		384,410
Chartwell Retirement Residences	159,040		1,442,930
Dream Industrial Real Estate Investment Trust	88,300		795,992
First Capital Real Estate Investment Trust	136,090		1,461,090
H&R Real Estate Investment Trust	127,330		832,434
RioCan Real Estate Investment Trust	59,950		759,473
			6,042,071
France - 1.4%
Gecina SA	4,130		421,055
ICADE	22,000		585,240
Klepierre SA	45,800		1,233,032
Unibail-Rodamco-Westfield SE	18,700		1,561,979
			3,801,306
Germany - 2.7%
LEG Immobilien SE	34,910		2,975,665
Vonovia SE	162,980		4,716,676
			7,692,341
Hong Kong - 3.5%
ESR Group Ltd.	668,800	[a,b]	732,312
Hongkong Land Holdings Ltd.	92,900		296,684
Link REIT	945,800		4,076,449
Sun Hung Kai Properties Ltd.	401,600		3,710,696

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Hong Kong - 3.5% (continued)
Swire Properties Ltd.	473,000		980,930
			9,797,071
Japan - 9.7%
Advance Residence Investment Corp.	866		1,869,519
Daiwa Office Investment Corp.	113		412,331
Fukuoka REIT Corp.	352		377,693
GLP J-REIT	962		782,248
Japan Hotel REIT Investment Corp.	2,322		1,220,400
Japan Metropolitan Fund Investment Corp.	2,262		1,365,863
Japan Prime Realty Investment Corp.	509		1,100,963
Mitsubishi Estate Co. Ltd.	192,100		3,526,980
Mitsui Fudosan Co. Ltd.	561,600		5,709,447
Nippon Building Fund, Inc.	425		1,624,629
Nippon Prologis REIT, Inc.	1,368		2,359,360
Nomura Real Estate Master Fund, Inc.	2,148		2,054,803
Orix JREIT, Inc.	1,466		1,544,379
Sumitomo Realty & Development Co. Ltd.	88,600		3,078,987
			27,027,602
Mexico - .4%
Corp Inmobiliaria Vesta SAB de CV, ADR	31,450		1,116,790
Norway - .2%
Entra ASA	51,608	[a,b,c]	475,545
Singapore - 2.5%
CapitaLand Integrated Commercial Trust	1,104,200		1,579,581
CapitaLand Investment Ltd.	575,600		1,117,815
Digital Core REIT Management Pte. Ltd.	1,709,400		1,037,118
Mapletree Logistics Trust	2,042,300		2,013,750
Mapletree Pan Asia Commercial Trust	387,690		356,601
Suntec Real Estate Investment Trust	1,102,400		869,066
			6,973,931
Spain - 1.3%
Cellnex Telecom SA	27,660	[a]	912,040
Merlin Properties Socimi SA	244,960		2,766,333
			3,678,373
Sweden - .9%
Castellum AB	141,715		1,703,084
Fabege AB	121,000		928,835
			2,631,919
United Kingdom - 4.2%
Assura PLC	1,152,990		592,852
Empiric Student Property PLC	1,127,610		1,273,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
United Kingdom - 4.2% (continued)
Grainger PLC	573,126		1,827,383
Land Securities Group PLC	188,800		1,522,920
Safestore Holdings PLC	131,875		1,271,219
Supermarket Income REIT PLC	740,690		666,756
The British Land Company PLC	523,320		2,529,675
Tritax Big Box REIT PLC	1,117,050		2,109,905
			11,794,628
United States - 63.1%
Agree Realty Corp.	74,429	[d]	4,258,827
American Healthcare REIT, Inc.	141,230	[d]	1,939,088
Americold Realty Trust, Inc.	36,210	[d]	795,534
Boston Properties, Inc.	37,520	[d]	2,322,113
Brixmor Property Group, Inc.	171,480	[d]	3,789,708
Broadstone Net Lease, Inc.	40,335	[d]	587,278
Camden Property Trust	56,950	[d]	5,676,776
CareTrust REIT, Inc.	72,310	[d]	1,787,503
Cousins Properties, Inc.	116,170	[d]	2,664,940
DiamondRock Hospitality Co.	43,000	[d]	382,700
Digital Realty Trust, Inc.	56,570	[d]	7,850,785
Douglas Emmett, Inc.	95,510	[d]	1,309,442
Equinix, Inc.	21,427	[d]	15,236,954
Equity Residential	95,700	[d]	6,163,080
Extra Space Storage, Inc.	60,040	[d]	8,062,171
First Industrial Realty Trust, Inc.	106,820	[d]	4,851,764
Healthpeak Properties, Inc.	282,370	[d]	5,254,906
Host Hotels & Resorts, Inc.	201,000	[d]	3,792,870
Invitation Homes, Inc.	167,630	[d]	5,732,946
Iron Mountain, Inc.	14,456	[d]	1,120,629
Kilroy Realty Corp.	51,356	[d]	1,735,833
Kimco Realty Corp.	348,980	[d]	6,501,497
Medical Properties Trust, Inc.	325,820	[b,d]	1,498,772
NNN REIT, Inc.	85,351	[d]	3,459,276
Omega Healthcare Investors, Inc.	88,210	[d]	2,682,466
Paramount Group, Inc.	102,610	[d]	476,110
Prologis, Inc.	122,010	[d]	12,451,120
Public Storage	21,160	[d]	5,489,962
Realty Income Corp.	163,990	[d]	8,780,025
Retail Opportunity Investments Corp.	232,280	[d]	2,850,076
Rexford Industrial Realty, Inc.	85,900	[b,d]	3,677,379
Simon Property Group, Inc.	35,950	[d]	5,052,053
Sun Communities, Inc.	49,390	[d]	5,498,095
UDR, Inc.	236,150	[d]	8,992,592
Ventas, Inc.	185,150	[d]	8,198,442

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
United States - 63.1% (continued)
VICI Properties, Inc.		121,250	[d]	3,461,688
Welltower, Inc.		107,830	[d]	10,274,042
Xenia Hotels & Resorts, Inc.		124,980	[d]	1,733,473
				176,392,915
Total Common Stocks (cost $275,834,596)				277,318,698
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,727,661)	5.41	1,727,661	[e]	1,727,661

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $782,052)	5.41	782,052	[e]	782,052
Total Investments (cost $278,344,309)		100.1%		279,828,411
Liabilities, Less Cash and Receivables		(.1%)		(253,648)
Net Assets		100.0%		279,574,763

ADR—American Depositary Receipt

CVA—Company Voluntary Arrangement

REIT—Real Estate Investment Trust

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities were valued at $2,119,897 or .76% of net assets.

b Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $5,236,912 and the value of the collateral was $5,463,820, consisting of cash collateral of $782,052 and U.S. Government & Agency securities valued at $4,681,768. In addition, the value of collateral may include pending sales that are also on loan.

c Non-income producing security.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Equity Real Estate Investment Trusts	73.6
Equity Real Estate Investment	13.0
Real Estate Management & Development	11.8
Investment Companies	.9
Health Care Equipment & Services	.5
Telecommunication Services	.3
100.1

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 4/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	1,076,995	32,591,769	(31,941,103)	1,727,661	43,145
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	1,633,384	12,222,779	(13,074,111)	782,052	17,165	††
Total - .9%	2,710,379	44,814,548	(45,015,214)	2,509,713	60,310

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,236,912)—Note 1(c):
Unaffiliated issuers	275,834,596	277,318,698
Affiliated issuers	2,509,713	2,509,713
Cash denominated in foreign currency	65,165	64,591
Receivable for investment securities sold		1,908,989
Dividends and securities lending income receivable		579,286
Receivable for shares of Common Stock subscribed		261,960
Tax reclaim receivable—Note 1(b)		246,086
Prepaid expenses		53,145
		282,942,468
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		216,146
Payable for investment securities purchased		2,085,674
Liability for securities on loan—Note 1(c)		782,052
Payable for shares of Common Stock redeemed		212,129
Directors’ fees and expenses payable		4,066
Other accrued expenses		67,638
		3,367,705
Net Assets ($)		279,574,763
Composition of Net Assets ($):
Paid-in capital		313,787,001
Total distributable earnings (loss)		(34,212,238)
Net Assets ($)		279,574,763

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	9,262,327	287,672	37,256,157	232,768,607
Shares Outstanding	1,221,751	38,827	5,018,129	31,340,463
Net Asset Value Per Share ($)	7.58	7.41	7.42	7.43

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $250,505 foreign taxes withheld at source):
Unaffiliated issuers	5,955,137
Affiliated issuers	43,145
Income from securities lending—Note 1(c)	17,165
Total Income	6,015,447
Expenses:
Management fee—Note 3(a)	1,362,136
Shareholder servicing costs—Note 3(c)	61,907
Professional fees	58,312
Registration fees	37,179
Custodian fees—Note 3(c)	35,259
Prospectus and shareholders’ reports	21,074
Chief Compliance Officer fees—Note 3(c)	13,719
Directors’ fees and expenses—Note 3(d)	13,308
Loan commitment fees—Note 2	2,680
Distribution fees—Note 3(b)	1,106
Interest expense—Note 2	281
Miscellaneous	15,669
Total Expenses	1,622,630
Less—reduction in expenses due to undertaking—Note 3(a)	(99,700)
Less—reduction in fees due to earnings credits—Note 3(c)	(773)
Net Expenses	1,522,157
Net Investment Income	4,493,290
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(950,808)
Net realized gain (loss) on forward foreign currency exchange contracts	(8,141)
Net Realized Gain (Loss)	(958,949)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	32,372,216
Net Realized and Unrealized Gain (Loss) on Investments	31,413,267
Net Increase in Net Assets Resulting from Operations	35,906,557

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations ($):
Net investment income	4,493,290	7,513,809
Net realized gain (loss) on investments	(958,949)	(19,763,615)
Net change in unrealized appreciation (depreciation) on investments	32,372,216	9,317,734
Net Increase (Decrease) in Net Assets Resulting from Operations	35,906,557	(2,932,072)
Distributions ($):
Distributions to shareholders:
Class A	(236,652)	(1,154,341)
Class C	(4,861)	(28,813)
Class I	(1,080,407)	(2,377,205)
Class Y	(6,858,656)	(19,662,242)
Total Distributions	(8,180,576)	(23,222,601)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	700,920	2,503,435
Class C	-	11
Class I	8,114,910	16,419,672
Class Y	34,189,144	65,012,621
Distributions reinvested:
Class A	232,748	1,119,440
Class C	4,861	25,654
Class I	1,049,801	2,303,868
Class Y	1,412,127	7,848,579
Cost of shares redeemed:
Class A	(1,621,629)	(10,770,755)
Class C	(13,010)	(187,594)
Class I	(8,193,932)	(19,993,618)
Class Y	(43,002,308)	(138,581,655)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(7,126,368)	(74,300,342)
Total Increase (Decrease) in Net Assets	20,599,613	(100,455,015)
Net Assets ($):
Beginning of Period	258,975,150	359,430,165
End of Period	279,574,763	258,975,150

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	90,793	331,042
Shares issued for distributions reinvested	28,770	151,275
Shares redeemed	(206,893)	(1,417,940)
Net Increase (Decrease) in Shares Outstanding	(87,330)	(935,623)
Class C
Shares sold	-	2
Shares issued for distributions reinvested	613	3,543
Shares redeemed	(1,741)	(24,955)
Net Increase (Decrease) in Shares Outstanding	(1,128)	(21,410)
Class Ia
Shares sold	1,077,097	2,236,420
Shares issued for distributions reinvested	132,551	317,775
Shares redeemed	(1,072,430)	(2,613,358)
Net Increase (Decrease) in Shares Outstanding	137,218	(59,163)
Class Ya
Shares sold	4,494,801	8,755,701
Shares issued for distributions reinvested	178,299	1,082,563
Shares redeemed	(5,668,127)	(18,443,084)
Net Increase (Decrease) in Shares Outstanding	(995,027)	(8,604,820)

[a]

During the period ended April 30, 2024, 291,442 Class Y shares representing $2,213,345 were exchanged for 291,564 Class I shares and 23,586 Class Y shares representing $182,320 were exchanged for 23,108 Class A shares. During the period ended October 31, 2023, 572,878 Class Y shares representing $4,268,559 were exchanged for 573,182 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2024	Year Ended October 31,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	6.81	7.58	10.84	7.62	10.29	8.84
Investment Operations:
Net investment income[a]	.11	.18	.15	.14	.11	.15
Net realized and unrealized gain (loss) on investments	.85	(.39)	(2.60)	3.15	(1.79)	1.66
Total from Investment Operations	.96	(.21)	(2.45)	3.29	(1.68)	1.81
Distributions:
Dividends from net investment income	(.19)	(.12)	(.30)	(.07)	(.37)	(.20)
Dividends from net realized gain on investments	-	(.42)	(.51)	-	(.62)	(.16)
Total Distributions	(.19)	(.54)	(.81)	(.07)	(.99)	(.36)
Net asset value, end of period	7.58	6.83	7.58	10.84	7.62	10.29
Total Return (%)[b]	13.64[c]	(3.39)	(24.52)	43.44	(17.72)	21.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.05[d]	1.61	2.55	2.10	2.44	2.45
Ratio of net expenses to average net assets	1.30[d]	1.31	1.30	1.30	1.30	1.30
Ratio of net investment income to average net assets	2.92[d]	2.32	1.58	1.38	1.29	1.63
Portfolio Turnover Rate	25.14[c]	54.85	74.59	84.48	116.78	79.34
Net Assets, end of period ($ x 1,000)	9,262	8,944	17,007	22,767	17,764	20,861

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2024	Year Ended October 31,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	6.65	7.38	10.58	7.43	10.06	8.64
Investment Operations:
Net investment income[a]	.08	.12	.07	.06	.06	.09
Net realized and unrealized gain (loss) on investments	.81	(.38)	(2.53)	3.09	(1.77)	1.62
Total from Investment Operations	.89	(.26)	(2.46)	3.15	(1.71)	1.71
Distributions:
Dividends from net investment income	(.13)	(.05)	(.23)	(.00)[b]	(.30)	(.13)
Dividends from net realized gain on investments	-	(.42)	(.51)	-	(.62)	(.16)
Total Distributions	(.13)	(.47)	(.74)	(.00)[b]	(.92)	(.29)
Net asset value, end of period	7.41	6.65	7.38	10.58	7.43	10.06
Total Return (%)[c]	13.20[d]	(4.04)	(25.11)	42.42	(18.37)	20.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.47[e]	2.38	2.27	2.23	2.24	2.23
Ratio of net expenses to average net assets	2.05[e]	2.06	2.05	2.05	2.05	2.05
Ratio of net investment income to average net assets	2.15[e]	1.56	.80	.61	.68	.93
Portfolio Turnover Rate	25.14[d]	54.85	74.59	84.48	116.78	79.34
Net Assets, end of period ($ x 1,000)	288	266	453	685	630	960

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended
	April 30, 2024	Year Ended October 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	6.71	7.45	10.68	7.51	10.15	8.72
Investment Operations:
Net investment income[a]	.12	.18	.17	.15	.15	.18
Net realized and unrealized gain (loss) on investments	.81	(.36)	(2.56)	3.11	(1.77)	1.63
Total from Investment Operations	.93	(.18)	(2.39)	3.26	(1.62)	1.81
Distributions:
Dividends from net investment income	(.22)	(.14)	(.33)	(.09)	(.40)	(.22)
Dividends from net realized gain on investments	-	(.42)	(.51)	-	(.62)	(.16)
Total Distributions	(.22)	(.56)	(.84)	(.09)	(1.02)	(.38)
Net asset value, end of period	17.42	6.71	7.45	10.68	7.51	10.15
Total Return (%)	13.68[b]	(3.00)	(24.41)	43.93	(17.56)	21.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16[c]	1.15	1.11	1.08	1.09	1.06
Ratio of net expenses to average net assets	1.05[c]	1.06	1.05	1.05	1.05	1.05
Ratio of net investment income to average net assets	3.15[c]	2.38	1.85	1.53	1.84	1.92
Portfolio Turnover Rate	25.14[b]	54.85	74.59	84.48	116.78	79.34
Net Assets, end of period ($ x 1,000)	37,256	32,745	36,804	55,310	32,044	84,925

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2024		Year Ended October 31,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	6.71	7.45	10.68	7.51	10.16	8.73
Investment Operations:
Net investment income[a]	.12	.18	.17	.16	.14	.18
Net realized and unrealized gain (loss) on investments	.82	(.36)	(2.56)	3.11	(1.77)	1.63
Total from Investment Operations	.94	(.18)	(2.39)	3.27	(1.63)	1.81
Distributions:
Dividends from net investment income	(.22)	(.14)	(.33)	(.10)	(.40)	(.22)
Dividends from net realized gain on investments	-	(.42)	(.51)	-	(.62)	(.16)
Total Distributions	(.22)	(.56)	(.84)	(.10)	(1.02)	(.38)
Net asset value, end of period	7.43	6.71	7.45	10.68	7.51	10.16
Total Return (%)	13.83[b]	(3.00)	(24.39)	43.77	(17.50)	21.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[c]	1.08	1.04	1.03	1.03	1.01
Ratio of net expenses to average net assets	1.05[c]	1.06	1.04	1.03	1.03	1.01
Ratio of net investment income to average net assets	3.14[c]	2.41	1.85	1.63	1.74	1.95
Portfolio Turnover Rate	25.14[b]	54.85	74.59	84.48	116.78	79.34
Net Assets, end of period ($ x 1,000)	232,769	217,020	305,166	451,611	353,495	641,390

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Developed Markets Real Estate Securities Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds V, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management LLC (“the Sub-Adviser”), serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 750 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized), and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	183,551,776	93,766,922	††	-	277,318,698
Investment Companies	2,509,713	-		-	2,509,713

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2024, BNY Mellon earned $2,340 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	5,236,912		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	5,236,912		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(5,236,912)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Real Estate Sector Risk: The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: declines in real estate values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; possible lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements (including zoning laws and environmental restrictions); losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; and casualty or condemnation losses. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $22,271,865 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2023. The fund has $14,380,609 of short-term capital losses and $7,891,256 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2023 was as follows: ordinary income $5,904,450 and long-term capital gains $17,318,151. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended April 30, 2024, the fund was charged $281 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2024 was approximately $8,791 with a related weighted average annualized interest rate of 6.43%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2023 through March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after March 1, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $99,700 during the period ended April 30, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended April 30, 2024, the Distributor retained $1 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2024, Class C shares were charged $1,106 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2024, Class A and Class C shares were charged $11,961 and $369, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2024, the fund was charged $3,799 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $773.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2024, the fund was charged $35,259 pursuant to the custody agreement.

During the period ended April 30, 2024, the fund was charged $13,719 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $220,675, Distribution Plan fees of $179, Shareholder Services Plan fees of $1,977, Custodian fees of $28,000, Chief Compliance Officer fees of $5,906 and Transfer Agent fees of $1,870, which are offset against an expense reimbursement currently in effect in the amount of $42,461.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended April 30, 2024, amounted to $71,002,135 and $82,633,868, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of April 30, 2024, there were no outstanding forward contracts.

The following table shows the fund’s exposure to different types of market risk as it relates to the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts	[1]	Total
Foreign exchange	(8,141)		(8,141)
Total	(8,141)		(8,141)

Statement of Operations location:
[1]	Net realized gain (loss) on forward foreign currency exchange contracts.

The following table summarizes the monthy average market value of derivatives outstanding during the period ended April 30, 2024:

Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	15,741

At April 30, 2024, accumulated net unrealized appreciation on investments was $1,484,102, consisting of $28,147,880 gross unrealized appreciation and $26,663,778 gross unrealized depreciation.

At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

UPDATES TO SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES:

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described in the fund’s prospectus. In all instances, it is the investor’s responsibility to notify the fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Edward Jones

Clients of Edward D. Jones & Co., L.P. (Edward Jones) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund’s prospectus or the SAI or through another financial intermediary. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds, or other facts qualifying the purchaser for sales charge reductions or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

• Transaction size breakpoints, as described in the fund’s prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (except certain money market funds and any assets held in group retirement plans) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) and, if grouping assets as a shareholder, includes all share classes of such funds held on the Edward Jones platform and/or held on another platform. Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation

ADDITIONAL INFORMATION (Unaudited) (continued)

only if the shareholder notifies Edward Jones about such shares. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. For purposes of determining the value of a shareholder’s aggregated holdings, eligible shares held will be valued at the higher of their cost minus redemptions or current market value.

• Letter of intent (LOI), which allows for breakpoint discounts as described in the fund’s prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI. Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases. Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI. Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies Edward Jones about such shares at the time of calculation. Shares purchased before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid by the shareholder. The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares purchased by associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures)

• shares purchased in an Edward Jones fee-based program

• shares purchased through reinvestment of dividends and capital gains distributions of the fund

• shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided that (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in a share class that charges a front-end sales charge, subject to one of the following conditions being met:

o the redemption and repurchase occur in the same account

o the redemption proceeds are used to process an IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA)

• shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus

• exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

• purchases of Class A shares for a 529 plan account through a rollover from either another education savings plan or a security used for qualified distributions

• purchases of Class A shares for a 529 plan account made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased on the Edward Jones commission and fee-based platforms

The fund’s CDSC on Class A and C shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

• redemptions made upon the death or disability of the shareholder

• redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually

• redemptions made in connection with a return of excess contributions from an IRA account

• redemptions made as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

ADDITIONAL INFORMATION (Unaudited) (continued)

• redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones

• shares exchanged in an Edward Jones fee-based program

• shares acquired through a Right of Reinstatement (as defined above)

• shares redeemed at the discretion of Edward Jones for accounts not meeting Edward Jones’ minimum balance requirements described below

Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus.

Merrill

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account are eligible only for the following sales load waivers (front-end or CDSC) and discounts, which differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation. Additional information on waivers or discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end sales charge waivers on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• shares purchased through a Merrill investment advisory program

• brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• shares purchased through the Merrill Edge Self-Directed platform

• shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• shares purchased by eligible persons associated with the fund as defined in the fund’s prospectus (e.g., the fund’s officers or trustees)

• shares purchased from the proceeds of a mutual fund redemption in front-end load shares, provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the

ADDITIONAL INFORMATION (Unaudited) (continued)

redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC waivers on Class A and C shares purchased through Merrill

Fund shares purchased through a Merrill platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI:

• shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits, as described in the Merrill SLWD Supplement

• shares sold due to return of excess contributions from an IRA account

• shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end sales charge reductions on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge reductions (i.e., discounts), which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders can reduce their initial sales charge in the following ways:

• Breakpoint discounts, as described in the fund’s prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

• Rights of accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

• Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which CenterSquare Investment Management LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global real estate funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global real estate funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional global real estate funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median and the Performance Universe median for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in all calendar years shown. The Board noted that the fund had a four-star overall rating from Morningstar and a four-star rating for each of the three-, five- and ten-year periods based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the fund’s average daily net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

For More Information

BNY Mellon Developed Markets Real Estate Securities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

CenterSquare Investment Management LLC
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	Class A: DRLAX Class C: DGBCX Class I: DRLIX Class Y: DRLYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 6593SA0424

BNY Mellon Diversified International Fund

SEMI-ANNUAL REPORT April 30, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2023, through April 30, 2024, as provided by Lisa Sampson, CFA, Portfolio Manager.

Market and Fund Performance Overview

For the six-month period ended April 30, 2024, BNY Mellon Diversified International Fund (the “fund”) produced a total return of 15.24% for Class A shares, 14.68% for Class C shares, 15.43% for Class I shares and 15.43% for Class Y shares. 1 In comparison, the fund’s benchmark, the MSCI EAFE® Index (the “Index”), produced a total return of 18.63% for the same period.2

Global stocks posted gains over the reporting period as inflation eased, and investors began to anticipate the end of central bank monetary tightening policies. The fund lagged the Index due to weak performance by the three underlying portfolios.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by BNY Mellon Investment Adviser, Inc. or its affiliates, referred to as underlying funds, which invest primarily in stocks issued by foreign companies. The fund is designed to provide diversification within the international asset class by investing the majority of its assets in the underlying funds. BNY Mellon Investment Adviser, Inc. selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors, including the correlation and covariance among the underlying funds. As of April 30, 2024, the fund’s market value was allocated as follows:

Underlying Funds:

BNY Mellon International Equity Fund, Class Y     32.7%

BNY Mellon International Core Equity Fund, Class Y    31.9%

BNY Mellon International Stock Fund, Class Y     35.4%

Markets Perform Well Despite Disappointing Inflation Data

Global equities performed well due to lower inflation, anticipated rate cuts and the narrative surrounding the development of artificial intelligence (“AI”). However, in April global markets fell due to higher monthly inflation data and delayed interest rate cuts.

The U.S. Federal Reserve’s (the “Fed”) preferred measure of inflation, the core personal consumption expenditure (“core PCE”) index, which excludes food and energy prices, rose 3.2% year over year in November 2023 but edged down over the period. But higher-than-expected consumer price index (“CPI”) and Producer Price Index (“PPI”) data in February fed expectations that inflation was not yet beaten and that rate cuts might be delayed.

Taking the “stickiness” of inflation into consideration, the Fed decided in March to leave the federal funds target rate at 5.00%−5.25%. Data released in April showed that the overall PCE edged up in March year over year, further stoking concerns that the Fed’s effort to rein in inflation could take longer than expected.

The U.S. economy remained strong, however, helped by robust consumer spending. After expanding by 4.9% in the third quarter, economic expansion continued at an above-trend rate of 3.4% in the fourth quarter. Growth in the first quarter of 2024 moderated, coming in at 1.6%.

Markets generally shrugged off geopolitical developments, especially those in the Middle East. Nevertheless, the possibility that the conflict between Israel and Hamas could widen, potentially

2

disrupting oil shipments and leading to higher energy prices and inflation, influenced investor expectations regarding the likelihood of interest rate cuts.

Stocks continued to rise in 2024, supported by strong economic data. The yield curve remained inverted, however, with the two-year Treasury yield exceeding that on the 10-year Treasury, as it has since July 2022. This suggested that the much-anticipated recession was not off the table.

Late in the reporting period, stocks were hampered by a concern that a resurgence in inflation would mean that interest-rate cuts by the Fed would be postponed until the second half of 2024. The November presidential election also figured into considerations. Investors believed the Fed would want to avoid appearances of political favoritism, potentially delaying rate cuts further.

Three Underlying Strategies Lag

The fund underperformed, with all three underlying funds lagging the Index, and the BNY Mellon International Core Equity performing worst. Security selection in the financial sector and an underweight detracted most.

All three underlying funds posted positive absolute returns, though they lagged the Index. An overweight to the information technology sector added most to returns.

A Balanced Outlook

We expect that interest-rate cutting cycles by central banks in developed markets will gradually reduce equity headwinds and shore up risk appetite as lingering concerns about a hawkish surprise are pushed firmly out of mind. Yet, risks remain, as victory over inflation is not yet guaranteed, and a bumpy patch of inflation data could spook markets into a pullback. Overall, the outlook appears more balanced, with expected returns closer to long-run averages.

May 15, 2024

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by BNY Mellon Investment Adviser, Inc. through March 1, 2025, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

The shares of smaller companies tend to trade less frequently than those of larger, more established companies.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the portfolio managers to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are higher in emerging- market countries.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Diversified International Fund from November 1, 2023 to April 30, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2024

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.35	$6.35	$1.02	$.91
Ending value (after expenses)	$1,152.40	$1,146.80	$1,154.30	$1,154.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2024

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.21	$5.97	$.96	$.86
Ending value (after expenses)	$1,022.68	$1,018.95	$1,023.92	$1,024.02
†

Expenses are equal to the fund’s annualized expense ratio of .44% for Class A, 1.19% for Class C, .19% for Class I and .17% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
April 30, 2024 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 97.1%
Foreign Equity - 97.1%
BNY Mellon International Core Equity Fund, Cl. Y	840,551	[a]	32,235,129
BNY Mellon International Equity Fund, Cl. Y	1,592,342	[a]	33,009,247
BNY Mellon International Stock Fund, Cl. Y	1,501,166	[a]	35,727,748
Total Investments (cost $53,393,859)	97.1%		100,972,124
Cash and Receivables (Net)	2.9%		2,967,983
Net Assets	100.0%		103,940,107

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	97.1
97.1

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Foreign Equity - 97.1%
BNY Mellon International Core Equity Fund, Cl. Y - 31.0%	72,922,053	2,436,380	(49,233,420)	16,309,393
BNY Mellon International Equity Fund, Cl. Y - 31.7%	48,793,552	3,402,350	(23,385,874)	6,518,968
BNY Mellon International Stock Fund, Cl. Y - 34.4%	73,404,081	1,754,007	(49,233,420)	25,586,214
Total - 97.1%	195,119,686	7,592,737	(121,852,714)	48,414,575

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 4/30/2024	Dividends/ Distributions ($)
Foreign Equity - 97.1%
BNY Mellon International Core Equity Fund, Cl. Y - 31.0%	(10,199,277)	32,235,129	2,223,768
BNY Mellon International Equity Fund, Cl. Y - 31.7%	(2,319,749)	33,009,247	3,301,360
BNY Mellon International Stock Fund, Cl. Y - 34.4%	(15,783,134)	35,727,748	1,541,395
Total - 97.1%	(28,302,160)	100,972,124	7,066,523

† Includes reinvested dividends/distributions.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	53,393,859	100,972,124
Cash		2,806,020
Receivable for investment securities sold		248,207
Due from BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		17,624
Prepaid expenses		44,137
		104,088,112
Liabilities ($):
Payable for shares of Common Stock redeemed		93,531
Directors’ fees and expenses payable		2,624
Other accrued expenses		51,850
		148,005
Net Assets ($)		103,940,107
Composition of Net Assets ($):
Paid-in capital		7,367,425
Total distributable earnings (loss)		96,572,682
Net Assets ($)		103,940,107

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	5,848,763	37,388	14,742,917	83,311,039
Shares Outstanding	618,234	3,868	1,558,786	8,829,751
Net Asset Value Per Share ($)	9.46	9.67	9.46	9.44

See notes to financial statements.

7

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)

Investment Income ($):
Income:
Interest	40,602
Cash dividends from affiliated issuers	3,913,317
Total Income	3,953,919
Expenses:
Professional fees	47,803
Shareholder servicing costs—Note 3(c)	38,834
Registration fees	32,037
Prospectus and shareholders’ reports	11,116
Chief Compliance Officer fees—Note 3(c)	9,810
Directors’ fees and expenses—Note 3(d)	6,031
Interest expense—Note 2	3,264
Loan commitment fees—Note 2	1,866
Custodian fees—Note 3(c)	660
Distribution fees—Note 3(b)	140
Miscellaneous	14,211
Total Expenses	165,772
Less—reduction in expenses due to undertaking—Note 3(a)	(29,272)
Less—reduction in fees due to earnings credits—Note 3(c)	(468)
Net Expenses	136,032
Net Investment Income	3,817,887
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	48,414,575
Capital gain distributions from affiliated issuers	3,153,206
Net Realized Gain (Loss)	51,567,781
Net change in unrealized appreciation (depreciation) on investments:
Affiliated issuers	(28,302,160)
Net Realized and Unrealized Gain (Loss) on Investments	23,265,621
Net Increase in Net Assets Resulting from Operations	27,083,508

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations ($):
Net investment income	3,817,887	6,266,401
Net realized gain (loss) on investments	51,567,781	44,615,981
Net change in unrealized appreciation (depreciation) on investments	(28,302,160)	(7,859,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,083,508	43,023,322
Distributions ($):
Distributions to shareholders:
Class A	(1,381,511)	(2,774,309)
Class C	(7,483)	(7,696)
Class I	(3,457,012)	(3,746,914)
Class Y	(33,120,454)	(42,662,452)
Total Distributions	(37,966,460)	(49,191,371)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	675,594	2,432,248
Class I	3,949,291	4,849,138
Class Y	156,625	3,291,784
Distributions reinvested:
Class A	1,374,214	2,767,835
Class C	5,726	6,168
Class I	3,107,606	3,344,894
Class Y	13,211,143	16,694,069
Cost of shares redeemed:
Class A	(1,760,391)	(15,648,779)
Class C	(1,048)	(12,974)
Class I	(7,174,755)	(13,937,268)
Class Y	(95,524,596)	(92,212,221)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(81,980,591)	(88,425,106)
Total Increase (Decrease) in Net Assets	(92,863,543)	(94,593,155)
Net Assets ($):
Beginning of Period	196,803,650	291,396,805
End of Period	103,940,107	196,803,650

9

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Capital Share Transactions (Shares):
Class A
Shares sold	63,825	212,919
Shares issued for distributions reinvested	146,818	275,133
Shares redeemed	(178,753)	(1,371,165)
Net Increase (Decrease) in Shares Outstanding	31,890	(883,113)
Class C
Shares issued for distributions reinvested	597	600
Shares redeemed	(96)	(1,125)
Net Increase (Decrease) in Shares Outstanding	501	(525)
Class Ia
Shares sold	412,550	430,819
Shares issued for distributions reinvested	332,365	331,834
Shares redeemed	(734,961)	(1,245,734)
Net Increase (Decrease) in Shares Outstanding	9,954	(483,081)
Class Ya
Shares sold	16,180	299,664
Shares issued for distributions reinvested	1,415,985	1,659,450
Shares redeemed	(9,585,999)	(8,102,855)
Net Increase (Decrease) in Shares Outstanding	(8,153,834)	(6,143,741)

[a]

During the period ended April 30, 2024, 96,026 Class Y shares representing $939,128 were exchanged for 95,819 Class I shares. During the period ended October 31, 2023, 313,688 Class Y shares representing $3,554,226 were exchanged for 313,272 Class I shares.

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2024		Year Ended October 31,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	10.27	10.91	16.12	12.75	13.14	12.09
Investment Operations:
Net investment income[a]	.20	.27	.25	.05	.24	.17
Net realized and unrealized gain (loss) on investments	1.34	1.17	(4.17)	3.48	(.39)	1.06
Total from Investment Operations	1.54	1.44	(3.92)	3.53	(.15)	1.23
Distributions:
Dividends from net investment income	(.18)	(.21)	(.28)	(.16)	(.24)	(.18)
Dividends from net realized gain on investments	(2.17)	(1.87)	(1.01)	-	(.00)[b]	-
Total Distributions	(2.35)	(2.08)	(1.29)	(.16)	(.24)	(.18)
Net asset value, end of period	9.46	10.27	10.91	16.12	12.75	13.14
Total Return (%)[c]	15.24[d]	13.64	(26.48)	27.75	(1.21)	10.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.22[f]	.40	1.14	1.62	3.26	4.08
Ratio of net expenses to average net assets[e]	.44[f]	.40	.42	.40	.40	.40
Ratio of net investment income to average net assets[e]	4.17[f]	2.37	1.92	.30	1.92	1.41
Portfolio Turnover Rate	5.30[d]	4.27	12.58	8.80	4.10	9.44
Net Assets, end of period ($ x 1,000)	5,849	6,024	16,030	21,749	6,501	5,889

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Amounts do not include the expenses of the underlying funds.

f Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2024		Year Ended October 31,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	10.42	11.02	16.11	12.73	13.08	12.00
Investment Operations:
Net investment income[a]	.16	.15	.29	.04	.16	.12
Net realized and unrealized gain (loss) on investments	1.37	1.23	(4.37)	3.39	(.42)	1.02
Total from Investment Operations	1.53	1.38	(4.08)	3.43	(.26)	1.14
Distributions:
Dividends from net investment income	(.11)	(.11)	-	(.05)	(.09)	(.06)
Dividends from net realized gain on investments	(2.17)	(1.87)	(1.01)	-	(.00)[b]	-
Total Distributions	(2.28)	(1.98)	(1.01)	(.05)	(.09)	(.06)
Net asset value, end of period	9.67	10.42	11.02	16.11	12.73	13.08
Total Return (%)[c]	14.68[d]	12.74	(27.05)	26.95	(2.02)	9.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.79[f]	2.71	1.96	1.48	1.58	1.43
Ratio of net expenses to average net assets[e]	1.19[f]	1.19	1.17	1.15	1.15	1.15
Ratio of net investment income to average net assets[e]	3.23[f]	1.35	2.06	.27	1.26	.97
Portfolio Turnover Rate	5.30[d]	4.27	12.58	8.80	4.10	9.44
Net Assets, end of period ($ x 1,000)	37	35	43	197	179	207

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Amounts do not include the expenses of the underlying funds.

f Annualized.

See notes to financial statements.

12

Six Months Ended
April 30, 2024		Year Ended October 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	10.30	10.95	16.17	12.77	13.17	12.12
Investment Operations:
Net investment income[a]	.23	.27	.34	.16	.32	.21
Net realized and unrealized gain (loss) on investments	1.33	1.20	(4.23)	3.43	(.43)	1.06
Total from Investment Operations	1.56	1.47	(3.89)	3.59	(.11)	1.27
Distributions:
Dividends from net investment income	(.23)	(.25)	(.32)	(.19)	(.29)	(.22)
Dividends from net realized gain on investments	(2.17)	(1.87)	(1.01)	-	(.00)[b]	-
Total Distributions	(2.40)	(2.12)	(1.33)	(.19)	(.29)	(.22)
Net asset value, end of period	9.46	10.30	10.95	16.17	12.77	13.17
Total Return (%)	15.43[c]	13.89	(26.29)	28.24	(.96)	10.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.25[e]	.16	.11	.09	.09	.08
Ratio of net expenses to average net assets[d]	.19[e]	.16	.11	.09	.09	.08
Ratio of net investment income to average net assets[d]	4.50[e]	2.42	2.57	1.04	2.50	1.68
Portfolio Turnover Rate	5.30[c]	4.27	12.58	8.80	4.10	9.44
Net Assets, end of period ($ x 1,000)	14,743	15,961	22,253	42,735	30,981	35,681

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2024		Year Ended October 31,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	10.29	10.94	16.16	12.76	13.16	12.11
Investment Operations:
Net investment income[a]	.27	.28	.33	.20	.35	.21
Net realized and unrealized gain (loss) on investments	1.29	1.20	(4.21)	3.40	(.46)	1.07
Total from Investment Operations	1.56	1.48	(3.88)	3.60	(.11)	1.28
Distributions:
Dividends from net investment income	(.24)	(.26)	(.33)	(.20)	(.29)	(.23)
Dividends from net realized gain on investments	(2.17)	(1.87)	(1.01)	-	(.00)[b]	-
Total Distributions	(2.41)	(2.13)	(1.34)	(.20)	(.29)	(.23)
Net asset value, end of period	9.44	10.29	10.94	16.16	12.76	13.16
Total Return (%)	15.43[c]	14.01	(26.26)	28.33	(.92)	10.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.17[e]	.10	.05	.04	.04	.04
Ratio of net expenses to average net assets[d]	.17[e]	.10	.05	.04	.04	.04
Ratio of net investment income to average net assets[d]	5.37[e]	2.54	2.50	1.27	2.74	1.70
Portfolio Turnover Rate	5.30[c]	4.27	12.58	8.80	4.10	9.44
Net Assets, end of period ($ x 1,000)	83,311	174,784	253,070	561,306	532,258	849,143

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Diversified International Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds V, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (150 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (300 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2024, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 773 Class C shares of the fund.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

16

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	100,972,124	-	-	100,972,124

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Allocation Risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the Adviser to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Exchanged Traded Fund (“ETFs”) and Other Investment Company Risk: To the extent the fund invests in pooled investment vehicles, such as ETF and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment companies, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment companies (including management fees) in addition to the expenses of the fund.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

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As of and during the period ended April 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2023 was as follows: ordinary income $5,999,398 and long-term capital gains $43,191,973. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended April 30, 2024, the fund was charged $3,264 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2024 was approximately $102,747 with a related weighted average annualized interest rate of 6.39%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, there is no management fee paid to the Adviser. The fund invests in other affiliated mutual funds advised by the Adviser. All fees and expenses of the

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

underlying funds are reflected in the underlying fund’s net asset value. The Adviser has contractually agreed, from November 1, 2023 through March 1, 2025, to assume the direct expenses of the fund so that the total annual fund operating expenses (including acquired fund (underlying funds) fees and expenses) of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the fund’s average daily net assets. On or after March 1, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $29,272 during the period ended April 30, 2024.

During the period ended April 30, 2024, the Distributor retained $92 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2024, Class C shares were charged $140 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2024, Class A and Class C shares were charged $7,868 and $47, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser,

20

whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2024, the fund was charged $2,908 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $468.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2024, the fund was charged $660 pursuant to the custody agreement.

During the period ended April 30, 2024, the fund was charged $9,810 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees of $23, Shareholder Services Plan fees of $1,217, Custodian fees of $400, Chief Compliance Officer fees of $3,365 and Transfer Agent fees of $1,344, which are offset against an expense reimbursement currently in effect in the amount of $23,973.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2024, amounted to $7,592,738 and $121,852,714, respectively.

At April 30, 2024, accumulated net unrealized appreciation on investments was $47,578,265, consisting of all gross unrealized appreciation.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Liquidation:

The Board has approved the liquidation of the fund, a series of the Company, effective on or about July 19, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of fund management, the fund will redeem shares it holds of its underlying funds, and the fund may cease to pursue its investment objective and policies. The liquidation of the fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the fund will be closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the fund is established as an investment option under the plans before the Closing Date.

22

ADDITIONAL INFORMATION (Unaudited)

UPDATES TO SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES:

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described in the fund’s prospectus. In all instances, it is the investor’s responsibility to notify the fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Edward Jones

Clients of Edward D. Jones & Co., L.P. (Edward Jones) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund’s prospectus or the SAI or through another financial intermediary. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds, or other facts qualifying the purchaser for sales charge reductions or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

• Transaction size breakpoints, as described in the fund’s prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (except certain money market funds and any assets held in group retirement plans) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) and, if grouping assets as a shareholder, includes all share classes of such funds held on the Edward Jones platform and/or held on another platform. Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation only if the shareholder notifies Edward Jones about such shares. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. For purposes of determining the value of a shareholder’s aggregated holdings, eligible shares held will be valued at the higher of their cost minus redemptions or current market value.

23

ADDITIONAL INFORMATION (Unaudited) (continued)

• Letter of intent (LOI), which allows for breakpoint discounts as described in the fund’s prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI. Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases. Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI. Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies Edward Jones about such shares at the time of calculation. Shares purchased before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid by the shareholder. The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares purchased by associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures)

• shares purchased in an Edward Jones fee-based program

• shares purchased through reinvestment of dividends and capital gains distributions of the fund

• shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided that (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in a share class that charges a front-end sales charge, subject to one of the following conditions being met:

o the redemption and repurchase occur in the same account

o the redemption proceeds are used to process an IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA)

• shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any CDSC due, if applicable. Any future

24

purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus

• exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

• purchases of Class A shares for a 529 plan account through a rollover from either another education savings plan or a security used for qualified distributions

• purchases of Class A shares for a 529 plan account made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased on the Edward Jones commission and fee-based platforms

The fund’s CDSC on Class A and C shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

• redemptions made upon the death or disability of the shareholder

• redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually

• redemptions made in connection with a return of excess contributions from an IRA account

• redemptions made as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones

• shares exchanged in an Edward Jones fee-based program

• shares acquired through a Right of Reinstatement (as defined above)

• shares redeemed at the discretion of Edward Jones for accounts not meeting Edward Jones’ minimum balance requirements described below

Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

25

ADDITIONAL INFORMATION (Unaudited) (continued)

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus.

Merrill

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account are eligible only for the following sales load waivers (front-end or CDSC) and discounts, which differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation. Additional information on waivers or discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end sales charge waivers on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• shares purchased through a Merrill investment advisory program

• brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• shares purchased through the Merrill Edge Self-Directed platform

• shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

26

• shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• shares purchased by eligible persons associated with the fund as defined in the fund’s prospectus (e.g., the fund’s officers or trustees)

• shares purchased from the proceeds of a mutual fund redemption in front-end load shares, provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC waivers on Class A and C shares purchased through Merrill

Fund shares purchased through a Merrill platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI:

• shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits, as described in the Merrill SLWD Supplement

• shares sold due to return of excess contributions from an IRA account

• shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end sales charge reductions on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge reductions (i.e., discounts), which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders can reduce their initial sales charge in the following ways:

• Breakpoint discounts, as described in the fund’s prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

27

ADDITIONAL INFORMATION (Unaudited) (continued)

• Rights of accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

• Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

28

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of two international multi-cap core, two international multi-cap growth and one international multi-cap value funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international multi-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional international multi-cap core, international multi-cap

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

growth and international multi-cap value funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above or at the Performance Group median for all periods, except for the two-year period when the fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods, except the two-, three- and four-year periods when the fund’s total return performance was below the Performance Universe median. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board considered that, like certain other funds in the Expense Group, the fund pays management fees only at the underlying fund (acquired funds) level, so that the contractual and actual management fees of the fund were zero. The Board noted that the fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Adviser or its affiliates. The Board reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s total expenses (including underlying fund (acquired funds) fees and expenses) were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2025, to assume the direct expenses of the fund so that the total annual fund operating expenses (including acquired fund (underlying funds) fees and expenses) of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees and total expenses of funds advised by the Adviser that are in the same Lipper category as the fund. Since the fund does not pay any management fees directly

30

to the Adviser, the Board did not consider this information relevant to its consideration of the Agreement.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. Since the fund pays no fees to the Adviser under the Agreement, the Board did not consider profitability or economies of scale with respect to the fund relevant to its consideration of the Agreement.

The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s performance.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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33

For More Information

BNY Mellon Diversified International Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	Class A: DFPAX Class C: DFPCX Class I: DFPIX Class Y: DDIFX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 6209SA0424

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds V, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 21, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)